Staff costs (Tables)	12 Months Ended
Dec. 31, 2019
Staff costs
Schedule of staff costs

	2019	2018	2017
Wages and salaries	2,438,448	1,273,382	544,912
Social charges and insurances	243,232	112,524	59,749
Value of share‑based services (note 15)	1,310,888	719,374	83,459
Retirement benefit expenses (note 21)	296,247	118,926	63,157
Total staff cost	4,288,815	2,224,206	751,277